Offsets	Aug. 26, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Graybar Electric Co Inc
Form or Filing Type	S-1
File Number	333-289775
Initial Filing Date	Aug. 22, 2025
Fee Offset Claimed	$ 1,830.13
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock and Voting Trust Interest
Unsold Securities Associated with Fee Offset Claimed | shares	597,690
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 11,953,800.00
Termination / Withdrawal Statement	Represents common stock of Graybar Electric Company, Inc. and voting trust interests representing such common stock, originally registered by the registrants under registration statement Represents common stock of Graybar Electric Company, Inc. and voting trust interests representing such common stock, originally registered by the registrants under registration statement No. 333-289775 filed August 22, 2025 and declared effective on November 20, 2025 (the "Prior Registration Statement"). The registrants have terminated or completed any offering that included the unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Graybar Electric Co Inc
Form or Filing Type	S-1
File Number	333-289775
Filing Date	Aug. 22, 2025
Fee Paid with Fee Offset Source	$ 4,529.94